Derivative Instruments - Additional Information (Details) - Interest Rate Swap Contracts [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments
Notional amount	$ 462.3	$ 516.2
Carrying amount of derivative liabilities	$ 10.0	$ 30.1